General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
General and Administrative Expenses
Schedule of general and administrative expenses

	For the year ended
	December 31,
	2023	2024	2025
Administrative services fees (Note 14)	8,996	8,998	8,248
Commercial management fees (Note 14)	4,890	4,463	3,486
Share-based compensation (Note 6)	1,357	—	—
Other expenses	7,552	2,961	2,059
Total	22,795	16,422	13,793